CONVERTIBLE DEBT - September 2025 and June 2025 notes (Details) $ / shares in Units, $ in Millions			12 Months Ended
	Sep. 15, 2025 USD ($) item $ / shares	Jun. 05, 2025 USD ($) item $ / shares	Dec. 31, 2025 USD ($) shares	Sep. 28, 2025 USD ($)
DEBT
Debt issuance costs			$ 83.2
September 2025 notes
DEBT
Aggregate principal amount	$ 2,750.0			$ 3,200.0
Number of tranches | item	2
Initial conversion rate	7.2072
Conversion price (in dollars per share) | $ / shares	$ 138.75
Percentage of the closing sales price of the entity's common stock that the conversion price must exceed as a condition for conversion of Notes	130.00%
Preceding maturity period	2 months
Percentage of the closing sales price of the entity's common stock that the conversion price must exceed as a condition for redemption of Notes	130.00%
Redemption price percentage	100.00%
Repurchase price percentage	100.00%
Over-allotment, exercise period	13 days
Over-allotment, face amount	$ 412.5
Over-allotment, Percentage of base size	15.00%
Over-allotment, number of tranches | item	2
Repurchases of convertible debt	$ 3,098.6
Debt issuance costs	63.9
Notes due 2030
DEBT
Aggregate principal amount	$ 1,375.0
Interest rate (as a percent)	1.00%		1.00%
Accretion percentage	115.00%
Accretion amount	$ 1,150.0
Debt issuance costs			$ 30.2
Notes due 2032
DEBT
Aggregate principal amount	$ 1,375.0
Interest rate (as a percent)	2.75%		2.75%
Accretion percentage	115.00%
Accretion amount	$ 1,150.0
Debt issuance costs			$ 30.8
June 2025 notes
DEBT
Aggregate principal amount		$ 1,000.0
Number of tranches | item		2
Initial conversion rate		19.4363
Conversion price (in dollars per share) | $ / shares		$ 51.45
Percentage of the closing sales price of the entity's common stock that the conversion price must exceed as a condition for conversion of Notes		130.00%
Preceding maturity period		2 months
Percentage of the closing sales price of the entity's common stock that the conversion price must exceed as a condition for redemption of Notes		130.00%
Redemption price percentage		100.00%
Repurchase price percentage		100.00%
Repurchases of convertible debt		$ 975.1
Debt issuance costs		24.9
Notes due 2029
DEBT
Aggregate principal amount		$ 500.0
Interest rate (as a percent)		2.00%	2.00%
Accretion percentage		120.00%
Accretion amount		$ 1,200.0
Debt issuance costs			$ 10.8
Principal amount converted			$ 12.5
Debt conversion into shares | shares			242,953
Notes due 2031
DEBT
Aggregate principal amount		$ 500.0
Interest rate (as a percent)		3.00%	3.00%
Accretion percentage		125.00%
Accretion amount		$ 1,250.0
Debt issuance costs			$ 11.4
Principal amount converted			$ 12.5
Debt conversion into shares | shares			242,953